Trade and Other Receivables - Schedule of Currency Profiles of Trade and Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	RM 11,219,731	$ 2,666,032	RM 15,424,728
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	1,070,055	254,266	819,873
United States Dollar [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	8,797,060	2,090,357	12,931,625
Euro [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	1,289,412	306,390	1,645,651
Others [Member]
Schedule of Currency Profiles of Trade and Other Receivables [Line Items]
Trade and other receivables	RM 63,204	$ 15,019	RM 27,579